Label	Element	Value
A B T I Pharma [Member]
[custom:DebtInstrumentSharesDecreaseForgiveness]	ABTI_DebtInstrumentSharesDecreaseForgiveness
Stock Issued During Period, Shares, New Issues	us-gaap_StockIssuedDuringPeriodSharesNewIssues	98
Shares issued for cash	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 133
Debt Instrument, Decrease, Forgiveness	us-gaap_DebtInstrumentDecreaseForgiveness	$ 1,544
[custom:OtherComprehensiveIncomeForeignCurrencyTranslationSharesGainLossArisingDuringPeriodTax]	ABTI_OtherComprehensiveIncomeForeignCurrencyTranslationSharesGainLossArisingDuringPeriodTax
OCI, Foreign Currency Transaction and Translation Gain (Loss), Arising During Period, Tax	us-gaap_OtherComprehensiveIncomeForeignCurrencyTranslationGainLossArisingDuringPeriodTax	$ (14,022)
Transitional Period [Member]
Common stock issued for acquisition	ABTI_StockToBeIssuedDuringPeriodValueAcquisitions